ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2026
Assets and Liabilities Classified as Held for Sale [Abstract]
Disclosure of Assets and Liabilities Classified as Held or Sale
The major classes of assets and liabilities classified as held for sale are as follows:

US$ MILLIONS	June 30, 2026
Assets
Accounts receivable and other current assets	$96
Property, plant and equipment	705
Other non-current assets	259
Total assets classified as held for sale	$1,060

Liabilities
Accounts payable and other liabilities	$2
Non-recourse borrowings	807
Total liabilities directly associated with assets classified as held for sale	809
Net assets classified as held for sale	$251